Quarterly Financial Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data [Line Items]
Net sales	$ 317.6	$ 322.3	$ 338.8	$ 322.6	$ 265.8	$ 263.4	$ 282.4	$ 267.5	$ 1,301.3	[1]	$ 1,079.1	$ 987.0
Cost of products sold, excluding depreciation, amortization, and other items	280.3	297.7	300.0	280.9	229.6	229.3	255.9	232.0	1,158.9		946.8	766.4
Restructuring costs and other (benefits) charges	0	(0.3)	0	0	0.6	(0.4)	0.1	(0.6)
Gross Profit	37.3	24.9	38.8	41.7	35.6	34.5	26.4	36.1
Operating income	15.6	4.9	14.7	19.8	11.6	12.3	3.2	14.0	55.0		41.1	118.7
Net income	6.1	4.1	4.1	10.8	(0.9)	5.0	(0.4)	8.3	25.1	[1]	12.0	70.5
Earnings per common share, Basic:
Net income (loss) per share	$ 0.33	$ 0.21	$ 0.22	$ 0.57	$ (0.05)	$ 0.26	$ (0.02)	$ 0.41	$ 1.32	[1]	$ 0.61	$ 3.51
Earnings per common share, Diluted:
Net income (loss) per share	$ 0.33	$ 0.21	$ 0.22	$ 0.57	$ (0.05)	$ 0.26	$ (0.02)	$ 0.41	$ 1.32	[1]	$ 0.61	$ 3.51
Maximum
Common stock market price:
Common stock market price, per share	$ 49.46	$ 56.30	$ 54.62	$ 52.77	$ 52.00	$ 43.23	$ 41.63	$ 44.40
Minimum
Common stock market price:
Common stock market price, per share	$ 40.26	$ 43.71	$ 46.37	$ 45.88	$ 42.07	$ 33.90	$ 32.91	$ 32.83
Adjustment
Quarterly Financial Data [Line Items]
Operating income		(0.7)	(0.7)	(0.7)	(0.8)	(0.8)	(0.8)	(0.8)			(3.3)
Net income		$ (0.4)	$ (0.4)	$ (0.4)	$ (0.5)	$ (0.5)	$ (0.5)	$ (0.5)			$ (2.1)
Earnings per common share, Basic:
Net income (loss) per share		$ (0.02)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.03)	$ (0.03)	$ (0.03)			$ (0.11)
Earnings per common share, Diluted:
Net income (loss) per share		$ (0.02)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.03)	$ (0.03)	$ (0.03)			$ (0.11)

[1]	The combined results presented for year ended December 31, 2011 are the actual results presented in the Statements of Consolidated Income, as the operating results for the Chandler, Arizona (Extrusion) facility were included in the Company's consolidated operating results commencing January 1, 2011 (see Note 1).